CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	436,816,529	436,656,529
Ordinary shares, shares outstanding (in shares)	436,816,529	436,656,529
Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	436,816,529	436,656,529
Ordinary shares, shares outstanding (in shares)	436,816,529	436,656,529